Asset Retirement Obligation (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Asset Retirement Obligation Disclosure [Abstract]
Balance at beginning of period	$ 34,250,000		$ 34,250,000
Obligations assumed			25,764,000
Accretion expense	100,000	100,000	167,000	100,000
Balance at end of period			8,319,000
Other assets, net	$ 1,000,000		$ 1,000,000